Credit risk (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Loan Receivables	¥ 753,043,000	¥ 754,393,000
Accrued Interest	443,359,000	398,610,000
Gross Loan Receivables	1,196,402,000	1,153,003,000
Credit Impairment Losses	(640,290,000)	(597,870,000)
Carrying Amount	556,112	555,133,000
Stage 1 [Member]
Statement [Line Items]
Loan Receivables	0	0
Accrued Interest	0	0
Gross Loan Receivables	0	0
Credit Impairment Losses	0	0
Carrying Amount	0	0
Stage 2 [Member]
Statement [Line Items]
Loan Receivables	0	0
Accrued Interest	0	0
Gross Loan Receivables	0	0
Credit Impairment Losses	0	0
Carrying Amount	0	0
Stage 3 [Member]
Statement [Line Items]
Loan Receivables	753,043,000	754,393,000
Accrued Interest	443,359,000	398,610,000
Gross Loan Receivables	1,196,402,000	1,153,003,000
Credit Impairment Losses	(640,290,000)	(597,870,000)
Carrying Amount	¥ 556,112,000	¥ 555,133,000